Subsequent Events (Details) - Subsequent Event [Member]	Mar. 13, 2026
Subsequent Events [Line Items]
Ordinary shares ratio	1:200
Holders of Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights, description	increase the voting rights of each Class A Ordinary Share from 10 votes to 100 votes on all matters subject to vote at general meetings of the Company
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Voting rights, description	an increase in the voting rights of Class A Ordinary Shares from 10 votes to 100 votes per share on all matters subject to vote at general meetings of the Company